Derivative financial instruments (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Offsetting of financial assets and liabilities
Amount of financial assets, gross	R$ 60,443,537	R$ 123,691,195	[1]
Securities sold under agreements to repurchase	190,911,877	233,467,544
Interbank Investments
Offsetting of financial assets and liabilities
Amount of financial assets, gross	60,443,537	123,691,195
Related amount offset in the Balance Sheet	0	0
Net amount	60,443,537	123,691,195
Derivative Financial Instruments
Offsetting of financial assets and liabilities
Amount of financial assets, gross	14,770,594	13,866,885
Related amount offset in the Balance Sheet	0	0
Net amount	14,770,594	13,866,885
Securities sold under agreements to repurchase
Offsetting of financial assets and liabilities
Securities sold under agreements to repurchase	190,911,877	233,467,544
Related amount offset in the Balance Sheet	0	0
Net amount	190,911,877	233,467,544
Derivative financial instruments
Offsetting of financial assets and liabilities
Securities sold under agreements to repurchase	16,152,087	14,274,999
Related amount offset in the Balance Sheet	0	0
Net amount	R$ 16,152,087	R$ 14,274,999

[1]	Refers to reverse repurchase agreements in which the underlying security has subsequently been sold in a separate repurchase agreement.